11. Investments (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
SummaryOfAssociatesLineItems [Line Items]
Current assets	R$ 15,201,291	R$ 13,011,796
Non-current assets	13,139,031	11,147,874
Current liabilities	7,013,988	5,486,946
Non-current liabilities	11,605,502	10,114,166
Shareholders’ equity	9,720,832	8,558,558
Net revenue from sales and services	80,007,422	77,352,955	R$ 75,655,274
Costs, operating expenses and income	2,866,920	3,105,710	2,961,530
Net income (loss)	1,573,868	1,570,618	1,512,972
Transportadora Sulbrasileira de Gas
SummaryOfAssociatesLineItems [Line Items]
Current assets	11,218	7,524	5,175
Non-current assets	16,464	17,570	18,773
Current liabilities	1,960	759	644
Non-current liabilities	332	332	332
Shareholders’ equity	25,390	24,003	22,972
Net revenue from sales and services	10,522	9,955	10,628
Costs, operating expenses and income	(5,649)	(5,194)	(4,703)
Net financial income and income and social contribution taxes	0	63	(7)
Net income (loss)	R$ 4,873	R$ 4,824	R$ 5,918
Number of shares or units held	20,124,996	20,124,996	20,124,996
% of capital held	25.00%	25.00%	25.00%
Oxicap Industria de Gases
SummaryOfAssociatesLineItems [Line Items]
Current assets	R$ 45,061	R$ 28,358	R$ 13,390
Non-current assets	74,612	70,034	79,203
Current liabilities	12,338	7,125	8,682
Non-current liabilities	7,920	5,226	4,371
Shareholders’ equity	99,424	86,041	79,540
Net revenue from sales and services	52,709	52,751	42,799
Costs, operating expenses and income	(40,769)	(39,539)	(14,050)
Net financial income and income and social contribution taxes	(2,144)	(6,837)	(9,973)
Net income (loss)	R$ 9,796	R$ 6,375	R$ 18,776
Number of shares or units held	1,987	1,987	1,987
% of capital held	15.00%	15.00%	15.00%
Quimica da Bahia Industria e Comercio
SummaryOfAssociatesLineItems [Line Items]
Current assets	R$ 67	R$ 220	R$ 73
Non-current assets	10,278	10,246	10,403
Current liabilities	0	1	0
Non-current liabilities	3,110	3,109	3,109
Shareholders’ equity	7,235	7,356	7,367
Net revenue from sales and services	0	0	0
Costs, operating expenses and income	(90)	(60)	(34)
Net financial income and income and social contribution taxes	(31)	49	49
Net income (loss)	R$ (121)	R$ (11)	R$ 15
Number of shares or units held	1,493,120	1,493,120	1,493,120
% of capital held	50.00%	50.00%	50.00%
Metalurgica Plus
SummaryOfAssociatesLineItems [Line Items]
Current assets	R$ 175	R$ 169	R$ 759
Non-current assets	1,695	1,682	1,681
Current liabilities	422	21	403
Non-current liabilities	427	1,616	1,708
Shareholders’ equity	1,021	214	329
Net revenue from sales and services	0	0	0
Costs, operating expenses and income	673	(189)	(172)
Net financial income and income and social contribution taxes	179	(19)	8
Net income (loss)	R$ 852	R$ (208)	R$ (164)
Number of shares or units held	3,000	3,000	3,000
% of capital held	33.00%	33.00%	33.00%
Plenogas Distribuidora de Gas
SummaryOfAssociatesLineItems [Line Items]
Current assets	R$ 505	R$ 1,178	R$ 691
Non-current assets	2,821	2,821	2,830
Current liabilities	93	53	101
Non-current liabilities	1,500	1,667	1,777
Shareholders’ equity	1,733	2,279	1,643
Net revenue from sales and services	0	0	0
Costs, operating expenses and income	628	574	1,792
Net financial income and income and social contribution taxes	15	68	14
Net income (loss)	R$ 643	R$ 642	R$ 1,806
Number of shares or units held	1,384,308	1,384,308	1,384,308
% of capital held	33.00%	33.00%	33.00%